                                 INDEX ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 29, 2013
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 and subsequent supplements for Index Annuity issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

  METROPOLITAN SERIES FUND
  BlackRock Money Market Portfolio -- Class A
  MetLife Stock Index Portfolio -- Class D

  MSCI EAFE(R) Index Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate The Annuity Payments.)
PRINCIPAL PROTECTION CANCELLATION CHARGE
(as a percentage of Purchase Payment withdrawn from the Protected Funding Option)



     YEARS SINCE PURCHASE PAYMENT MADE          CANCELLATION CHARGE
--------------------------------------------   --------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                 4%
          3 years               6 years                 3%
          6 years               7 years                 2%
          7 years               8 years                 1%
         8 + years                                      0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30
(Waived if contract value is $50,000 or more)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for eight years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               6 years                4%
          6 years               7 years                3%
          7 years               8 years                2%
         8 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after eight years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               6 years                4%
          6 years               7 years                3%
          7 years                8years                2%
          8+years                                      0%

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


                                            STANDARD                                           ENHANCED
                                              DEATH                                             DEATH
                                             BENEFIT                                           BENEFIT
                                           ----------                                         ---------
 Mortality and Expense Risk Charge         1.25%        Mortality and Expense Risk Charge     1.45%
 Administrative Expense Charge             0.15%        Administrative Expense Charge         0.15%
 Total Annual Separate Account Charges     1.40%        Total Separate Account Charges        1.60%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-874-1225.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       0.42%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio --
  Class A..........................................    0.33%       --             0.02%
 MetLife Stock Index Portfolio -- Class D..........    0.25%     0.10%            0.03%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --             0.11%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.08%



                                                                                                     NET TOTAL
                                                        ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                     FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                         EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
--------------------------------------------------- --------------- -------------- ---------------- ----------
METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio --
  Class A..........................................   --                0.35%           0.01%         0.34%
 MetLife Stock Index Portfolio -- Class D..........   --                0.38%           0.01%         0.37%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%               0.42%           0.00%         0.42%
 Russell 2000(R) Index Portfolio -- Class A........ 0.09%               0.42%           0.00%         0.42%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
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THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-874-1225 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            FUNDING OPTION                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- ------------------------------------
METROPOLITAN SERIES FUND
BlackRock Money Market Portfolio --   Seeks a high level of current income    MetLife Advisers, LLC
 Class A                              consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                      capital.
MetLife Stock Index Portfolio --      Seeks to track the performance of the   MetLife Advisers, LLC
 Class D                              Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                      Stock Price Index.                      Management, LLC
MSCI EAFE(R) Index Portfolio --       Seeks to track the performance of the   MetLife Advisers, LLC
 Class A                              MSCI EAFE(R) Index.                     Subadviser: MetLife Investment
                                                                              Management, LLC
Russell 2000(R) Index Portfolio --    Seeks to track the performance of the   MetLife Advisers, LLC
 Class A                              Russell 2000(R) Index.                  Subadviser: MetLife Investment
                                                                              Management, LLC

                                   TRANSFERS
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Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., MSCI EAFE(R) Index Portfolio and Russell 2000(R) Index Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which our Alternative Frequent Transfer Criteria apply will be subject to the above-described restrictions applicable to such Contracts.



                              ACCESS TO YOUR MONEY
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The following sub-section is added to this section:


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Charges and Deductions--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and could have a significant negative impact on the death benefit.

                             OWNERSHIP PROVISIONS
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The following sub-section is added to this section:


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 800-874-1225 to make such changes.



                               OTHER INFORMATION
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FINANCIAL STATEMENTS


The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

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